Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PayablesAndAccrualsLineItems [Line Items]
Schedule of Accrued Expenses

Accrued expenses and other current liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Legal and patents	$230	$2
Wages and incentives	14	41
Other	10	14
Total accrued expenses and other current liabilities	$254	$57

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Wages and incentives	41	38
Legal and patents	2	11
Other	14	71
Total accrued expenses and other current liabilities	$57	$120

Eos SENOLYTIXS Inc [Member]
PayablesAndAccrualsLineItems [Line Items]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2026	December 31, 2025
Consultant and professional fees	$497,234	$18,000
External research and development expenses	173,993	-
Other	1,000	-
	$672,227	$18,000